Pension and Postretirement Benefit Plans and Defined Contribution Plans - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 pension_plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, cost recognized | $	$ 380	$ 317	$ 287
Subsequent Event [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of pension plans frozen | pension_plan				2